Financial Income (Expenses), Net (Tables)	6 Months Ended
Jun. 30, 2026
Financial Income (Expenses), Net [Abstract]
Schedule of Financial Income (Expenses), Net
	Six months ended June 30		Three months ended June 30
	2026	2025	2026	2025
	U.S. dollars in thousands
Foreign currency exchange differences	(931)	(157)	(782)	(17)
Realized and unrealized gain (loss) on derivative instruments	(3)	(619)	2	(823)
Interest income on short-term deposits	1,551	2,322	712	1,088
Other	(23)	(83)	(11)	(23)
Total financial income (expenses), net	594	1,463	(79)	225